Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2024:

Amount
Year 1	$61
Year 2	10
Total	$71
Less imputed interest	(12)
Present value of lease liabilities	$59

Lease liabilities, current	51
Lease liabilities, non- current	8
Present value of lease liabilities	$59